Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust VI
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 27, 2013